Profit Before Income Tax Expenses (Details) - Schedule of Profit Before Income Tax Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Profit Before Income Tax Expenses [Abstract]
Salaries and other benefits	$ 444	$ 439
Staff welfare		1
Defined contribution retirement plan contributions	89	94
Total income tax expenses	533	534
Depreciation of property, plant and equipment	1,091	919
Depreciation of right-of-use assets	20	20
Directors’ remuneration	46	17
Expense for listing on Hong Kong Stock Exchange		69
Expense for listing on Nasdaq Stock Exchange	$ 731